CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities
Net Loss	$ (64,088)	$ (17,313)
Reconciliation of Net Loss to Net Cash (Used in) Provided by Operating Activities
Depreciation Expense	36,632	34,172
Settlement of contract	5,000	0
Dry-dock Expenditures	(4,773)	(5,904)
Amortization of Deferred Finance Costs	614	326
Deferred Compensation Liability	(355)	1,089
Compensation- Restricted Shares	1,504	2,389
Gain in Marketable Securities	34	(24)
Other, net	3	0
Changes in Operating Assets and Liabilities:
Accounts Receivables	3,911	387
Accounts Payable and Accrued Liabilities	(10,419)	(10,052)
Prepaid and Other Current Assets	752	12,228
Voyages in Progress	6,228	5,233
Other Non-current Assets	47	(13,481)
Net Cash (Used in) Provided by Operating Activities	(24,910)	9,050
Cash Flows from Investing Activities
Proceeds from Marketable Securities	600	0
Investment in Vessels	(5,475)	(1,503)
Investment in other fixed assets	(1,722)	0
Repayment of Deposit	5,475	9,000
Acquisition of Orion Tankers Ltd	(271)	0
Cash arising from obtaining control of Orion Tankers Ltd	6,544	0
Acquisition of Scandic American Shipping Ltd, net of cash acquired	(7,641)	0
Acquisition of Scandic Assets Held for Sale	(5,467)	0
Proceeds from Sale of Scandic Assets held for Sale	5,467	0
Other, net	444	(128)
Net Cash (Used in) Provided by Investing Activities	(2,046)	7,369
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	101,831	75,583
Proceeds from Use of Credit Facility	0	20,000
Repayment towards Credit Facility	(40,000)	0
Dividends Paid	(19,331)	(31,749)
Net Cash Provided by Financing Activities	42,500	63,834
Net Increase in Cash and Cash Equivalents	15,544	80,253
Effect of exchange rate changes on cash and cash equivalents	70	0
Cash and Cash Equivalents at the Beginning of Year	55,511	24,006
Cash and Cash Equivalents at the End of Period	$ 71,125	$ 104,259